Commitments/Contingencies (Details Narrative) (10K)			1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 28, 2019	May 07, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2021 USD ($)	Jan. 11, 2019 a
Monthly fee				$ 161,802	$ 176,553	$ 1,730,377	$ 1,658,508
Agreement terms	We entered into an agreement with a third party to represent our products to customers, the term of the agreement is for four (4) years from the date of the contract, January 28, 2024, and has automatic four-year renewal clauses. We agreed to pay a commission of nineteen percent (19%), composed of ten percent (10%) for commission, two percent (2%) for override, and seven percent (7%) for expenses of managing and advertising the account. Within thirty (30) days of the end of the calendar year, we agreed to pay the representative a bonus for certain sales milestones if two percent (2%) of the net receipts, payable in shares of our restricted common stock.			From time to time, we enter into consulting agreements for our products to be represented to certain customers or geographic areas. The terms of these agreements range from one (1) to five (5) years, and some include automatic one-year renewal clauses. As part of the agreement, commissions of ten percent (10%) are paid for sales with no distributor involved, and commissions of seven percent (7%) are paid for sales with a distributor. Depending on the consultant's performance and achievement of certain milestones, the Company also may issue a stock bonus.		From time to time, we enter into consulting agreements for our products to be represented to certain customers or geographic areas. The terms of these agreements range from one (1) to five (5) years, and some include automatic one-year renewal clauses. As part of the agreement, commissions of ten percent (10%) are paid for sales with no distributor involved, and commissions of seven percent (7%) are paid for sales with a distributor. Depending on the consultant's performance and achievement of certain milestones, the Company also may issue a stock bonus.
Lease term				36 months
Monthly lease payments				$ 3,250
Percentage of escalate in lease payments				3.00%
Lease rent expense				$ 10,000	$ 10,000
Consulting Agreement [Member] | Go Green Global Enterprises [Member]
Monthly fee		$ 5,000
Percentage of perpetual fee		10.00%
Percentage of gross revenues for calculation of perpetual fee		10.00%
Joint Venture Agreement [Member]
Area of land | a									150
Lease Agreement [Member]
Lease term			36 months
Monthly lease payments			$ 3,250
Percentage of escalate in lease payments			3.00%
Lease rent expense						$ 40,000	$ 40,000
Lease Agreement [Member] | Subsequent Event [Member]
Future minimum rental payments								$ 41,000
Lease Agreement [Member] | December 31, 2020 [Member]
Reduction in lease rent expense						$ 10,000